Borrowings (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current	$ 44,345	$ 45,268
Total current	50,663	573
Corporate notes [member]
IfrsStatementLineItems [Line Items]
Non-current	44,345	45,268
Total current	49,271
Interest from corporate notes [member]
IfrsStatementLineItems [Line Items]
Total current	1,108	573
Financial Loans [Member]
IfrsStatementLineItems [Line Items]
Total current	$ 284